UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	August 31
Date of reporting period:	February 29, 2024
Tuttle Capital Daily 2X Inverse Regional Banks ETF

Item #1(a). Reports to Stockholders.

SEMI-ANNUAL

REPORT

For the period ended February 29, 2024* (unaudited)

* Commencement of operations January 3, 2024

TUTTLE CAPITAL

DAILY 2X INVERSE REGIONAL BANKS ETF

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Important Disclosure Statement

The Tuttle Capital Daily 2X Inverse Regional Banks ETF (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 833-759-6110. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Tuttle Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of February 29, 2024 and are subject to change at any time. For most recent information, please call 833-759-6110.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Schedule of InvestmentsFebruary 29, 2024 (unaudited)

Other Assets In Excess of Liabilities - 100.00%(a)	$4,875,753
TOTAL NET ASSETS - 100.00%	$4,875,753

SWAP CONTRACTS
EQUITY SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street	SPDR S&P Regional Banking ETF	Pay	(OBFR01(b) -97bps)	Monthly	2/7/2025	(2,012)	$(9,687,694)	$(224,689)
TOTAL EQUITY SWAP CONTRACTS						(2,012)	$(9,687,694)	$(224,689)

(a)Includes cash which is being held as collateral for total return swap contracts.

(b)OBFR01 - Overnight Bank Funding Rate, 5.32% as of February 29, 2024.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Statement of Assets and LiabilitiesFebruary 29, 2024 (unaudited)

ASSETS
Cash collateral held for open total return swap contracts (Note 1)	$4,930,000
Cash	486,990
Recievable for swaps	28,458
Due from counterparty	60,889
TOTAL ASSETS	5,506,337

LIABILITIES
Accrued advisory fees (Note 2)	2,522
Net unrealized depreciation on total return swap contracts	224,689
Due to counterparty	403,373
TOTAL LIABILITIES	630,584
NET ASSETS	$4,875,753

Net Assets Consist of:
Paid-in capital	$5,412,933
Distributable earnings (accumulated deficits)	(537,180)
Net Assets	$4,875,753

NET ASSET VALUE PER SHARE
Net Assets	$4,875,753
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	180,000
Net Asset Value and Offering Price Per Share	$27.09

See Notes to Financial Statements

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Statement of OperationsPeriod Ended February 29, 2024* (unaudited)

INVESTMENT INCOME
Interest income	$32,927
Total investment income	32,927

EXPENSES
Investment advisory fees (Note 2)	2,933
Total expenses	2,933
Net investment income (loss)	29,994

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on total return swap contracts	(342,485)
Net change in unrealized appreciation (depreciation) of total return swap contracts	(224,689)
Total net realized and unrealized gain (loss) on total return swap contracts	(567,174)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(537,180)

*The Fund commenced operations on January 3, 2024.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Statement of Changes in Net AssetsPeriod Ended February 29, 2024* (unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$29,994
Net realized gain (loss) on total return swap contracts	(342,485)
Net change in unrealized appreciation (depreciation) of total return swap contracts	(224,689)
Increase (decrease) in net assets from operations	(537,180)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares issued	10,718,369
Shares redeemed	(5,305,436)
Increase (decrease) in net assets from capital stock transactions	5,412,933

NET ASSETS
Increase (decrease) during period	4,875,753
Beginning of period	—
End of period	$4,875,753

*The Fund commenced operations on January 3, 2024.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Financial HighlightsSelected Per Share Data Throughout The Period* (unaudited)

Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.32
Net realized and unrealized gain (loss) on total return swap contracts(2)	1.77
Total from investment activities	2.09
Net asset value, end of period	$27.09

Total Return(3)	8.36%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.75%
Net investment income (loss)	7.67%
Portfolio turnover rate(5)	0.00%
Net assets, end of period (000’s)	$4,876

(1) Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Ratio is zero due to the Funds not holding any long term securities at any month end during the period.

*The Fund commenced operations on January 3, 2024.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial StatementsFebruary 29, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Tuttle Capital Daily 2X Inverse Regional Banks ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 3, 2024.

The Fund’s investment objective is to seek 200% of the inverse (or opposite) of the daily performance of the SPDR S&P Regional Banking ETF (the “KRE ETF”).

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Tuttle Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 29, 2024 (unaudited)

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service, at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 29, 2024 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of February 29, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities
Total Return Swap Contracts	$—	$(224,689)	$—	$(224,689)
	$—	$(224,689)	$—	$(224,689)

Refer to the Fund’s Schedules of Investments for a listing of the securities by type.

The Fund held no Level 3 securities at any time during the period ended February 29, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 29, 2024 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended February 29, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes it’s net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 29, 2024 (unaudited)

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of February 29, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF	10,000	$250	$270,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 29, 2024 (unaudited)

Derivatives

The Fund may enter into total return swaps, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for the Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swaps entered into by the Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, the Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. The Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The Fund has adopted policies and procedures pursuant to Rule 18f-4 of the Act 1940 relating to the use of derivatives.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 29, 2024 (unaudited)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by the Fund as of February 29, 2024.

Total Return Swap Contracts
Counterparty: Clear Street Derivatives LLC

Fund	Gross Amounts Recognized Assets/Liabilites Presented in the Statements of Assets and Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount		Gross Amounts not offset in the Statement of Assets and Liabilities
					Collateral Paid
Tuttle Capital Daily 2X Inverse Regional Banks ETF	$9,463,005	$(9,687,694)	$(224,689	)*	$4,930,000

*Statements of Assets and Liabilities location: Net unrealized depreciation of total return swap contracts.

The average monthly notional amount of the swap contracts during the period ended February 29, 2024 was $5,496,582.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the period ended February 29, 2024 is as follows:

Realized Gain (Loss) on Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
$(342,485)	$(224,689)

*Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 29, 2024 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at a rate of 0.75%.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 29, 2024 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

During the period ended February 29, 2024, there were no purchases or sales of long term securities, or purchases or sales of in-kind transactions associated with creations and redemptions.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 29, 2024 (unaudited)

There were no distributions paid by the Fund during the period ended February 29, 2024.

As of February 29, 2024 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income (accumulated deficits)	$29,994
Accumulated net realized gain (loss)	(342,485)
Net unrealized appreciation (depreciation)	(224,689)
$(537,180)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$—	$9,463,005	$(9,687,694)	$(224,689)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market®, and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Notes to Financial Statements - continuedFebruary 29, 2024 (unaudited)

Shares of beneficial interest transactions for the Fund were:

Shares sold	380,000
Shares reinvested	—
Shares redeemed	(200,000)
Net increase (decrease)	180,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 833-759-6110 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at https://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 833-759-6110 or on the SEC’s website at https://www.sec.gov.

Approval of Investment Advisory Agreement

At a meeting held on September 26-27, 2023 (the “Meeting”), the Board considered the approval of the proposed Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the addition of the Fund. The Board reflected on its discussions with the representatives from Tuttle earlier in the Meeting regarding the manner in which the Fund is to be managed and the roles and responsibilities of Tuttle under the Advisory Agreement.

Counsel to the Trust (“Counsel”) referred the Board to the Board Materials that included a memorandum from Counsel that addressed the Trustees’ duties when considering the approval of the Advisory Agreement and the response of Tuttle to a request for information from Counsel on behalf of the Board. Counsel noted that the response included information on the personnel of and services to be provided by Tuttle, an expense comparison analysis for the Fund and comparable ETFs, and the Advisory Agreement. Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tuttle; (ii) the investment performance of Tuttle; (iii) the costs of the services to be provided and profits to be realized by Tuttle from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) information regarding the services and support to be provided by Tuttle to the Fund and its shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Fund; (iii) information pertaining to the compliance structure of Tuttle; (iv) disclosure information contained in the Fund’s registration statement and the firm’s Form ADV and/or the policies and procedures of the firm; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including financial information, personnel and the services to be provided by Tuttle to the Fund, the firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Fund and comparative expense information for other ETFs with strategies similar to the Fund prepared by an independent third party; (iii) the anticipated effect of size on the Fund performance and expenses; and (iv) benefits anticipated to be realized by Tuttle from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle under the Advisory Agreement. The Board reviewed the services to be provided by Tuttle to the Fund, Tuttle’s processes for assuring compliance with the Fund’s investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle for the Fund among the service providers; and the anticipated efforts of Tuttle to promote the Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Tuttle; the education and experience of the firm’s personnel; and information provided regarding the firm’s compliance

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the quality, extent, and nature of the services to be provided by Tuttle, was satisfactory and adequate for the Fund.

The investment performance of Tuttle.

The Board noted that the Fund had not yet commenced operations. The Trustees considered Tuttle’s experience in managing swap-based ETFs.

The costs of services to be provided and profits to be realized by Tuttle from the relationship with the Fund.

In this regard, the Board considered the financial condition of Tuttle and the level of commitment to the Fund by Tuttle. The Board also considered the projected assets and proposed expenses of the Fund, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle. The Board compared the proposed unitary fee of the Fund to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the Fund in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the Fund’s projected gross and net expense ratio and gross and net advisory fee were higher than the median of its peer group and the peer group’s Morningstar category. The Trustees acknowledged Tuttle’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by Tuttle. The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of the Fund. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

The Trustees considered that it was not anticipated that the Fund would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board noted that Tuttle had represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Fund. The Board also considered potential benefits for Tuttle in managing the Fund. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle from managing the Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreement.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 3, 2024 and held for the period ended February 29, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Fund Expenses (unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value*	Ending Account Value 2/29/24	Annualized Expense Ratio	Expenses Paid During Period Ended 2/29/24**
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF	$1,000.00	$1,013.02	0.75%	$1.18
Hypothetical***	$1,000.00	$1,021.13	0.75%	$3.77

*Beginning account value date for the Fund is its date of commencement of operations, January 3, 2024. Beginning account value date for the Hypothetical Example is the six month period beginning September 1, 2023.

**Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by number of days in the most recent fiscal period (57 days for the Fund, 182 days for the Hypothetical Example) divided by 366 days in the current year.

***5% return before expenses

SEMI-ANNUAL REPORT

TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Tuttle Capital Management, LLC

155 Lockwood Road

Riverside, Connecticut 06878

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, Ohio 43219

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

1(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: May 9, 2024

* Print the name and title of each signing officer under his or her signature.